INVESTMENT IN ASSOCIATE - Investment in Associate (Details) - USD ($) $ in Millions		12 Months Ended
	May 24, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investments in associates		$ 120.3	$ 146.0	$ 0.0
Leagold Mining Corporation
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.50%	20.40%	20.50%
Fair value of investments in associates for which there are quoted market prices		$ 144.5	$ 73.7
Investments in associates		$ 120.3	$ 146.0
Brio Gold
Disclosure of associates [line items]
Ownership interest	53.60%